Schedule of derecognition of exito subsidiary (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 29	R$ 3,687
Trade receivables		384
Other accounts receivables		220
Inventories		2,993
Recoverable taxes		570
Other current assets		130
Assets held for sale		30
Total current assets		8,014
Non-current assets
Related parties		82
Restricted deposits for legal proceedings		3
Other non-current assets		171
Investments		480
Investment properties		3,639
Property, plant and equipment		10,504
Intangible assets		4,051
Total non-current assets		18,930
Total assets		26,944
Current liabilities
Trade payable		6,449
Borrowings and financing		1,051
Payroll and related taxes		375
Lease liabilities		377
Related parties		77
Taxes and social contributions payable		288
Acquisition of non-controlling interest		636
Deferred revenues		200
Dividends payable		40
Other current liabilities		236
Total current liabilities		9,729
Non-current liabilities
Borrowings and financing		520
Deferred income tax and social contribution		883
Provision for legal proceedings		139
Lease liabilities		2,039
Other non-current liabilities		39
Total non-current liabilities		3,620
Shareholders´ equity
Total shareholders´ equity		13,595
Total Liabilities and Shareholders´ equity		R$ 26,944